Property, plant and equipment - Additional Information (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property, Plant, and Equipment Disclosure [Line Items]
Contribution received	CAD 9,623	CAD 362
Water & wastewater
Property, Plant, and Equipment Disclosure [Line Items]
Expansion cost, distribution cost	1,000
Generation
Property, Plant, and Equipment Disclosure [Line Items]
Renewable generation assets related to facilities under capital lease and owned by consolidated VIE	158,514	155,629
Renewable generation assets related to facilities under capital lease and owned by consolidated VIE, accumulated depreciation	38,507	34,013
Depreciation expense	CAD 2,117	CAD 2,274